Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST INCOME
Loans	$ 484,833	$ 522,230	$ 561,069
Mortgage-backed securities	96,142	108,207	91,775
Investment securities and cash equivalents	9,296	14,198	10,716
Interest and dividend income, operating	590,271	644,635	663,560
INTEREST EXPENSE
Customer accounts	86,939	115,835	146,360
FHLB advances and other borrowings	106,310	111,861	122,741
Interest Expense	193,249	227,696	269,101
Net interest income	397,022	416,939	394,459
Provision for loan losses	44,955	93,104	179,909
Net interest income after provision for loan losses	352,067	323,835	214,550
OTHER INCOME
Gain on FDIC-assisted transaction	0	0	85,608
Prepayment penalty on FHLB advance	(95,565)	0	(8,150)
Gain on sale of investments	95,234	8,147	22,409
Other	16,848	17,786	20,563
Noninterest Income	16,517	25,933	120,430
OTHER EXPENSE
Compensation and benefits	77,628	72,034	69,879
Amortization of intangibles	1,509	1,447	2,140
Occupancy	15,971	14,480	13,933
FDIC insurance premiums	16,093	20,582	18,626
Other	34,631	29,496	28,830
Deferred loan origination costs	(2,978)	(1,980)	(1,928)
Noninterest Expense	142,854	136,059	131,480
Loss on real estate acquired through foreclosure, net	(9,819)	(40,050)	(80,475)
Income before income taxes	215,911	173,659	123,025
Income taxes
Current	61,138	88,373	(19,890)
Deferred	16,590	(25,855)	24,262
Income tax provision (benefit)	77,728	62,518	4,372
NET INCOME	138,183	111,141	118,653
Preferred dividends accrued	0	0	0
Net income available to common shareholders	$ 138,183	$ 111,141	$ 118,653
PER SHARE DATA
Basic earnings (in dollars per share)	$ 1.29	$ 1.00	$ 1.06
Diluted earnings (in dollars per share)	$ 1.29	$ 1.00	$ 1.05
Cash dividends per share (in dollars per share)	$ 0.32	$ 0.24	$ 0.20
Basic weighted average number of shares outstanding	107,108,703	111,383,877	112,438,059
Diluted weighted average number of shares outstanding, including dilutive stock options	107,149,240	111,460,106	112,745,261